UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.
(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
EXHIBIT LIST
Certifications

Item 1. Schedule of Investments.

The Hartford Growth Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.4%
	Automobiles & Components - 5.1%
791	Ford Motor Co. ●	$12,623
287	Harley-Davidson, Inc.	11,360
368	Johnson Controls, Inc.	14,125
		38,108
	Banks - 2.7%
358	Banco Santander Brasil S.A.	4,147
149	Itau Unibanco Banco Multiplo S.A. ADR	3,205
402	Wells Fargo & Co.	13,032
		20,384
	Capital Goods - 11.7%
97	AMETEK, Inc.	3,938
26	Boeing Co.	1,806
85	Caterpillar, Inc.	8,277
95	Cummins, Inc.	10,086
80	Eaton Corp.	8,645
171	Illinois Tool Works, Inc.	9,129
215	Ingersoll-Rand plc	10,160
111	Joy Global, Inc.	9,707
280	PACCAR, Inc.	15,840
28	Precision Castparts Corp.	4,019
44	Siemens AG ADR	5,656
		87,263
	Consumer Durables & Apparel - 3.5%
176	Coach, Inc.	9,522
51	Lululemon Athletica, Inc. ●	3,533
50	NIKE, Inc. Class B	4,164
84	Polo Ralph Lauren Corp.	8,993
		26,212
	Consumer Services - 1.3%
101	Las Vegas Sands Corp. ●	4,710
170	Starbucks Corp.	5,348
		10,058
	Diversified Financials - 5.7%
207	Ameriprise Financial, Inc.	12,789
72	BlackRock, Inc.	14,300
95	Goldman Sachs Group, Inc.	15,505
		42,594
	Energy - 8.4%
123	Anadarko Petroleum Corp.	9,519
147	Consol Energy, Inc.	7,307
125	ENSCO International plc	6,770
101	EOG Resources, Inc.	10,764
110	National Oilwell Varco, Inc.	8,127
39	Occidental Petroleum Corp.	3,788
182	Schlumberger Ltd.	16,189
		62,464
	Food, Beverage & Tobacco - 1.6%
351	Green Mountain Coffee Roasters, Inc. ●	11,778

	Health Care Equipment & Services - 0.8%
128	Covidien plc	6,085

	Insurance - 1.4%
277	Lincoln National Corp.	7,990
112	Progressive Corp.	2,228
		10,218
	Materials - 5.3%
81	Freeport-McMoRan Copper & Gold, Inc.	8,807
166	Monsanto Co.	12,147
145	Mosaic Co.	11,729
98	Rio Tinto plc ADR	6,809
		39,492
	Media - 1.8%
646	News Corp. Class A	9,710
94	Walt Disney Co.	3,659
		13,369
	Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
155	Agilent Technologies, Inc. ●	6,463
84	Teva Pharmaceutical Industries Ltd. ADR	4,611
		11,074
	Retailing - 4.2%
9	Amazon.com, Inc. ●	1,501
387	Lowe's Co., Inc.	9,596
29	Priceline.com, Inc. ●	12,637
328	Staples, Inc.	7,322
		31,056
	Semiconductors & Semiconductor Equipment - 8.4%
654	Altera Corp.	24,568
284	Analog Devices, Inc.	11,043
349	Broadcom Corp. Class A	15,714
323	Texas Instruments, Inc.	10,944
		62,269
	Software & Services - 19.3%
94	Accenture plc	4,848
234	BMC Software, Inc. ●	11,152
196	Citrix Systems, Inc. ●	12,352
113	Cognizant Technology Solutions Corp. ●	8,266
588	eBay, Inc. ●	17,841
33	Google, Inc. ●	19,620
812	Microsoft Corp.	22,515
806	Oracle Corp.	25,814
128	Rovi Corp. ●	7,925
141	VeriSign, Inc.	4,758
43	VMware, Inc. ●	3,646
261	Western Union Co.	5,298
		144,035
	Technology Hardware & Equipment - 16.2%
124	Apple, Inc. ●	42,068
389	Cisco Systems, Inc. ●	8,226
86	Dolby Laboratories, Inc. Class A ●	5,138
816	EMC Corp. ●	20,316
350	Juniper Networks, Inc. ●	13,008
291	NetApp, Inc. ●	15,931
296	Qualcomm, Inc.	16,046
		120,733
	Transportation - 0.5%
45	C.H. Robinson Worldwide, Inc.	3,468

	Total common stocks (cost $553,262)	$740,660

	Total long-term investments (cost $553,262)	$740,660

1

The Hartford Growth Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 1.3%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $1,138,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $1,161)
$1,138	0.22%, 01/31/2011		$1,138
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $4,087, collateralized by
	FHLMC 0.18% - 4.00%, 2012 - 2025,
	FNMA 3.50% - 6.00%, 2025 - 2039, value
	of $4,169)
4,087	0.22%, 01/31/2011		4,087
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $4,489,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $4,578)
4,489	0.22%, 01/31/2011		4,489
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $9, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $9)
9	0.20%, 01/31/2011		9
			9,723
	Total short-term investments
	(cost $9,723)		$9,723

	Total investments
	(cost $562,985) ▲	100.7%	$750,383
	Other assets and liabilities	(0.7)%	(5,222)
	Total net assets	100.0%	$745,161

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.7% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $569,759 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$189,947
Unrealized Depreciation	(9,323)
Net Unrealized Appreciation	$180,624

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

The Hartford Growth Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$740,660	$740,660	$–	$–
Short-Term Investments	9,723	–	9,723	–
Total	$750,383	$740,660	$9,723	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford Growth Opportunities Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3%
	Automobiles & Components - 4.9%
328	Daimler AG	$23,995
939	Fiat S.p.A.	9,113
1,209	Ford Motor Co. ●	19,288
117	Hyundai Motor Co., Ltd.	18,799
589	Johnson Controls, Inc.	22,608
		93,803
	Banks - 1.2%
731	Wells Fargo & Co.	23,699

	Capital Goods - 7.0%
248	Boeing Co.	17,210
939	Fiat Industrial S.p.A. ●	12,710
222	FLSmidth & Co. A/S	19,079
238	Fluor Corp.	16,440
450	Ingersoll-Rand plc	21,245
616	Komatsu Ltd.	18,386
420	Navistar International Corp. ●	27,224
		132,294
	Commercial & Professional Services - 1.0%
289	Manpower, Inc.	18,628

	Consumer Durables & Apparel - 4.1%
355	Coach, Inc.	19,218
551	Jarden Corp.	18,662
303	Pandora A/S ●	19,362
341	Under Armour, Inc. Class A ●	20,388
		77,630
	Diversified Financials - 4.4%
316	Ameriprise Financial, Inc.	19,488
127	BlackRock, Inc.	25,228
778	Invesco Ltd.	19,235
1,132	UBS AG	20,260
		84,211
	Energy - 6.2%
269	Anadarko Petroleum Corp.	20,765
183	Apache Corp.	21,879
368	Consol Energy, Inc.	18,275
173	EOG Resources, Inc.	18,416
196	Occidental Petroleum Corp.	18,988
302	Peabody Energy Corp.	19,153
		117,476
	Food & Staples Retailing - 1.0%
355	Whole Foods Market, Inc.	18,344

	Food, Beverage & Tobacco - 1.9%
1,077	Green Mountain Coffee Roasters, Inc. ●	36,169

	Health Care Equipment & Services - 9.8%
528	Aetna, Inc.	17,406
506	Cardinal Health, Inc.	20,996
496	CIGNA Corp.	20,825
415	Edwards Lifesciences Corp. ●	34,980
405	Express Scripts, Inc. ●	22,791
1,105	Hologic, Inc. ●	22,010
261	McKesson Corp.	19,627
696	UnitedHealth Group, Inc.	28,587
		187,222

	Materials - 6.1%
165	CF Industries Holdings, Inc.	22,282
129	First Quantum Minerals Ltd.	14,948
414	Mosaic Co.	33,534
196	Teck Cominco Ltd. Class B	11,871
594	Vallar plc ●	12,078
637	Vedanta Resources plc	23,197
		117,910
	Media - 1.6%
441	DreamWorks Animation SKG, Inc. ●	12,367
491	Walt Disney Co.	19,066
		31,433
	Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
605	Agilent Technologies, Inc. ●	25,324
359	Amylin Pharmaceuticals, Inc. ●	5,810
509	Auxilium Pharmaceuticals, Inc. ●	11,556
431	Celgene Corp. ●	22,210
554	Elan Corp. plc ADR ●	3,737
842	Mylan, Inc. ●	19,503
1,012	Pharmaceutical Product Development, Inc.	29,490
337	Thermo Fisher Scientific, Inc. ●	19,311
235	Waters Corp. ●	17,936
326	Watson Pharmaceuticals, Inc. ●	17,749
		172,626
	Retailing - 7.5%
270	Advance Automotive Parts, Inc.	17,257
84	Amazon.com, Inc. ●	14,216
153	Dufry Group	18,350
258	Home Depot, Inc.	9,476
755	Lowe's Co., Inc.	18,734
92	Netflix, Inc. ●	19,652
45	Priceline.com, Inc. ●	19,215
388	Ross Stores, Inc.	25,304
		142,204
	Semiconductors & Semiconductor Equipment - 5.0%
849	Broadcom Corp. Class A	38,272
940	Marvell Technology Group Ltd. ●	17,870
804	NVIDIA Corp. ●	19,240
647	Skyworks Solutions, Inc. ●	20,549
		95,931
	Software & Services - 12.9%
1,431	Activision Blizzard, Inc.	16,155
392	Akamai Technologies, Inc. ●	18,961
160	Citrix Systems, Inc. ●	10,121
321	Cognizant Technology Solutions Corp. ●	23,446
1,037	eBay, Inc. ●	31,468
85	Google, Inc. ●	51,211
1,567	Oracle Corp.	50,183
441	Teradata Corp. ●	18,968
1,255	Western Union Co.	25,445
		245,958
	Technology Hardware & Equipment - 12.1%
310	Apple, Inc. ●	105,230
1,817	EMC Corp. ●	45,226
612	High Technology Computer Corp.	20,573
2,081	Hughes Telematics, Inc. ●	8,325
940	Qualcomm, Inc.	50,859
		230,213

1

The Hartford Growth Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Transportation - 2.6%
379	Expeditors International of Washington, Inc. .		$19,219
208	FedEx Corp.		18,814
460	United Continental Holdings, Inc. ●		11,689
			49,722
	Total common stocks
	(cost $1,538,206)		$1,875,473

	Total long-term investments
	(cost $1,538,206)		$1,875,473

SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $366,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $373)
$366	0.22%, 01/31/2011		$366
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $1,312, collateralized by
	FHLMC 0.18% - 4.00%, 2012 - 2025,
	FNMA 3.50% - 6.00%, 2025 - 2039, value
	of $1,339)
1,312	0.22%, 01/31/2011		1,312
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $1,441,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $1,470)
1,441	0.22%, 01/31/2011		1,441
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $3, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $3)
3	0.20%, 01/31/2011		3
			3,122
	Total short-term investments
	(cost $3,122)		$3,122

	Total investments
	(cost $1,541,328) ▲	98.5%	$1,878,595
	Other assets and liabilities	1.5%	27,670
	Total net assets	100.0%	$1,906,265

2

The Hartford Growth Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.0% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $1,545,723 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$368,349
Unrealized Depreciation	(35,477)
Net Unrealized Appreciation	$332,872

●	Currently non-income producing.

Foreign Currency Contracts Outstanding at January 31, 2011

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Japanese Yen	Goldman Sachs	Sell	$17,877	$17,730	04/14/2011	$(147)
						$(147)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Growth Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,875,473	$1,691,643	$183,830	$–
Short-Term Investments	3,122	–	3,122	–
Total	$1,878,595	$1,691,643	$186,952	$–
Liabilities:
Foreign Currency Contracts *	147	–	147	–
Total	$147	$–	$147	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in						Balance
	as of	Realized	Unrealized				Transfers	Transfers	as of
	October	Gain	Appreciation	Net			Into	Out of	January
	31, 2010	(Loss)	(Depreciation)	Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2011
Assets:
Common Stocks	$1,588	$—	$—	$—	$—	$—	$—	$(1,588)	$—
Total	$1,588	$—	$—	$—	$—	$—	$—	$(1,588)	$—

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).

4

The Hartford SmallCap Growth Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.3%
	Automobiles & Components - 1.7%
13	American Axle & Manufacturing Holdings, Inc. ●	$186
97	Amerigon, Inc. ●	1,051
14	Cooper Tire & Rubber Co.	324
32	Dana Holding Corp. ●	575
11	Federal Mogul Corp. ●	260
63	Tenneco Automotive, Inc. ●	2,616
11	Winnebago Industries, Inc. ●	170
		5,182
	Banks - 1.7%
132	Boston Private Financial Holdings, Inc.	886
29	Columbia Banking Systems, Inc.	587
7	First Financial Bankshares, Inc.	320
52	Flushing Financial Corp.	740
56	MGIC Investment Corp. ●	472
22	Signature Bank ●	1,148
18	Southside Bancshares, Inc.	394
21	Wintrust Financial Corp.	675
		5,222
	Capital Goods - 12.8%
38	A.O. Smith Corp.	1,625
18	Aaon, Inc.	479
25	Acuity Brands, Inc.	1,402
6	Alamo Group, Inc.	168
4	Albany International Corp. Class A	88
89	Altra Holdings, Inc. ●	1,861
59	Applied Industrial Technologies, Inc.	1,881
101	ArvinMeritor, Inc. ●	2,207
33	AZZ, Inc.	1,342
42	Belden, Inc.	1,453
16	Blount International ●	242
14	Briggs & Stratton Corp.	276
56	Ceradyne, Inc. ●	1,966
49	Chart Industries, Inc. ●	1,772
13	Cubic Corp.	638
4	DXP Enterprises, Inc. ●	89
12	Enpro Industries, Inc. ●	498
29	Esterline Technologies Corp. ●	2,057
36	Franklin Electric Co., Inc.	1,490
28	Gencorp, Inc. ●	144
4	General Cable Corp. ●	156
6	GeoEye, Inc. ●	253
93	GrafTech International Ltd. ●	1,955
11	Graham Corp.	258
20	Great Lakes Dredge & Dock Co.	167
11	Heico Corp.	565
9	Hexcel Corp. ●	164
46	Kaydon Corp.	1,769
24	Lennox International, Inc.	1,155
11	Lindsay Corp.	683
43	Moog, Inc. Class A ●	1,816
2	Nacco Industries, Inc. Class A	185
7	NCI Building Systems, Inc. ●	90
21	Nordson Corp.	1,966
5	Oshkosh Corp. ●	173
5	Polypore International, Inc. ●	260
4	Powell Industries, Inc. ●	153
8	SauerDanfoss, Inc. ●	223
30	Teledyne Technologies, Inc. ●	1,425
5	Tennant Co.	198
1	Thomas & Betts Corp. ●	41
11	Timken Co.	514
9	Titan International, Inc.	169
6	Toro Co.	379
21	TransDigm Group, Inc. ●	1,612
79	Trimas Corp. ●	1,501
6	Twin Disc, Inc.	179
5	Woodward, Inc.	171
		39,858
	Commercial & Professional Services - 2.5%
5	Acacia Research Corp. ●	129
10	Administaff, Inc.	272
201	APAC TeleServices, Inc. ●	1,110
13	Consolidated Graphics, Inc. ●	631
3	Corporate Executive Board Co.	100
48	Deluxe Corp.	1,164
1	Ennis, Inc.	16
4	Exponent, Inc. ●	158
42	Knoll, Inc.	708
7	M & F Worldwide Corp. ●	158
14	Navigant Consulting, Inc. ●	146
12	School Specialty, Inc. ●	150
65	Sykes Enterprises, Inc. ●	1,266
30	Towers Watson & Co.	1,658
9	US Ecology, Inc.	155
		7,821
	Consumer Durables & Apparel - 3.4%
4	Blyth, Inc.	123
18	Brunswick Corp.	361
59	Carter's, Inc. ●	1,626
19	Cherokee, Inc.	305
9	Deckers Outdoor Corp. ●	672
43	Eastman Kodak Co. ●	159
50	Iconix Brand Group, Inc. ●	993
9	Kenneth Cole Productions, Inc. Class A ●	126
38	Maidenform Brands, Inc. ●	986
6	Oxford Industries, Inc.	137
29	Polaris Industries, Inc.	2,241
201	Quiksilver, Inc. ●	897
49	Sealy Corp. ●	130
10	Timberland Co. Class A ●	280
4	True Religion Apparel, Inc. ●	86
7	Under Armour, Inc. Class A ●	398
6	Vera Bradley, Inc. ●	213
16	Warnaco Group, Inc. ●	827
		10,560
	Consumer Services - 3.9%
6	American Public Education, Inc. ●	215
17	Bally Technologies, Inc. ●	712
–	Biglari Holdings, Inc. ●	116
8	California Pizza Kitchen, Inc. ●	132
108	Cheesecake Factory, Inc. ●	3,172
8	Coinstar, Inc. ●	342
3	CPI Corp.	51
18	Domino's Pizza, Inc. ●	302
64	Grand Canyon Education, Inc. ●	1,152

1

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.3% - (continued)
	Consumer Services - 3.9% - (continued)
62	K12, Inc. ●	$1,698
44	Krispy Kreme Doughnuts, Inc. ●	288
10	Lincoln Educational Services Corp.	151
40	P.F. Chang's China Bistro, Inc.	1,823
13	Pinnacle Entertainment, Inc. ●	190
4	Pre-Paid Legal Services, Inc. ●	263
17	Sonic Corp. ●	160
11	Sotheby's Holdings	463
55	Texas Roadhouse, Inc. ●	913
		12,143
	Diversified Financials - 2.0%
79	Compass Diversified Holdings	1,366
5	Credit Acceptance Corp. ●	305
29	Dollar Financial Corp. ●	898
52	Ezcorp, Inc. ●	1,402
22	Life Partners Holdings, Inc.	229
7	Nelnet, Inc.	152
20	Newstar Financial, Inc. ●	195
27	Stifel Financial ●	1,707
		6,254
	Energy - 6.3%
25	Abraxas Petroleum Corp. ●	120
4	Callon Petroleum Corp. ●	33
15	Cheniere Energy, Inc. ●	107
4	Clayton Williams Energy, Inc. ●	310
11	Cloud Peak Energy, Inc. ●	247
52	Complete Production Services, Inc. ●	1,447
141	CVR Energy, Inc. ●	2,435
35	Dril-Quip, Inc. ●	2,692
18	ION Geophysical Corp. ●	174
335	Kodiak Oil & Gas Corp. ●	2,125
18	McMoRan Exploration Co. ●	277
14	Natural Gas Services Group ●	258
3	OYO Geospace Corp. ●	268
37	Petroleum Development Corp. ●	1,661
23	PetroQuest Energy, Inc. ●	177
92	Rosetta Resources, Inc. ●	3,660
14	RPC, Inc.	254
22	SM Energy Co.	1,376
6	Stone Energy Corp. ●	139
13	TETRA Technologies, Inc. ●	151
151	Vaalco Energy, Inc. ●	1,101
5	W&T Offshore, Inc.	105
36	Warren Resources, Inc. ●	203
		19,320
	Food & Staples Retailing - 0.3%
7	Casey's General Stores, Inc.	310
19	Pantry, Inc. ●	315
202	Rite Aid Corp. ●	259
		884
	Food, Beverage & Tobacco - 1.4%
12	B&G Foods, Inc. Class A	155
8	Boston Beer Co., Inc. Class A ●	694
5	Cal-Maine Foods, Inc.	139
172	Darling International, Inc. ●	2,334
40	Vector Group Ltd.	637
23	Zhongpin, Inc. ●	427
		4,386
	Health Care Equipment & Services - 7.7%
18	Align Technology, Inc. ●	376
29	Alliance Healthcare Services, Inc. ●	122
66	American Medical Systems Holdings ●	1,286
13	Amerigroup Corp. ●	656
3	Analogic Corp.	143
80	Angiodynamics, Inc. ●	1,297
5	Centene Corp. ●	134
29	Corvel Corp. ●	1,459
64	Cyberonics, Inc. ●	2,097
110	Dexcom, Inc. ●	1,554
31	Dynavox, Inc. ●	164
29	Hanger Orthopedic Group, Inc. ●	586
38	HealthSouth Corp. ●	857
71	Healthspring, Inc. ●	2,158
14	Heartware International, Inc. ●	1,302
48	Masimo Corp.	1,427
8	Medidata Solutions, Inc. ●	187
31	Omnicell, Inc. ●	431
9	Orthofix International N.V. ●	249
51	Owens & Minor, Inc.	1,512
4	Providence Service Corp. ●	51
–	Quality Systems	34
10	Rural/Metro Corp. ●	138
8	Sirona Dental Systems, Inc. ●	365
21	Sonosight, Inc. ●	712
10	Team Health Holdings ●	150
44	Tomotherapy, Inc. ●	145
28	U.S. Physical Therapy, Inc. ●	532
24	Volcano Corp. ●	625
36	Wellcare Health Plans, Inc. ●	1,079
43	Zoll Medical Corp. ●	1,766
		23,594
	Household & Personal Products - 1.2%
5	Inter Parfums, Inc.	90
27	Medifast, Inc. ●	641
95	Nu Skin Enterprises, Inc. Class A	2,858
3	Schiff Nutrition International	25
1	WD40 Co.	33
		3,647
	Insurance - 0.7%
14	Allied World Assurance Holdings Ltd.	821
58	Amerisafe, Inc. ●	1,029
23	CNO Financial Group, Inc. ●	145
6	Tower Group, Inc.	159
2	Validus Holdings Ltd.	75
		2,229
	Materials - 4.4%
1	Arch Chemicals, Inc.	35
4	Calgon Carbon Corp. ●	57
3	Clearwater Paper Corp. ●	235
10	Ferro Corp. ●	157
16	General Moly, Inc. ●	82
51	Georgia Gulf Corp. ●	1,356
108	Golden Star Resources Ltd. ●	397
9	Minerals Technologies, Inc.	543
2	Newmarket Corp.	253
12	Noranda Aluminium Holding Corp. ●	179
78	Olin Corp.	1,519

2

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.3% - (continued)
	Materials - 4.4% - (continued)
27	Omnova Solutions, Inc. ●	$188
23	Rock Tenn Co. Class A	1,529
16	Senomyx, Inc. ●	93
94	Silgan Holdings, Inc.	3,520
18	Solutia, Inc. ●	412
1	Stepan Co.	94
81	Stillwater Mining Co. ●	1,765
17	Titanium Metals Corp. ●	326
20	TPC Group, Inc. ●	630
8	W.R. Grace & Co. ●	288
		13,658
	Media - 1.2%
82	Arbitron, Inc.	3,402
19	Supermedia, Inc. ●	137
29	Warner Music Group Corp. ●	151
		3,690
	Pharmaceuticals, Biotechnology & Life Sciences - 10.6%
59	Akorn, Inc. ●	295
159	Alkermes, Inc. ●	2,054
195	Arena Pharmaceuticals, Inc. ●	308
44	ARIAD Pharmaceuticals, Inc. ●	282
128	Bruker Corp. ●	2,232
148	Cadence Pharmaceuticals, Inc. ●	1,148
59	Celera Corp. ●	362
31	Celldex Therapeutics, Inc. ●	117
117	Cubist Pharmaceuticals, Inc. ●	2,567
16	Cumberland Pharmaceuticals, Inc. ●	100
53	Exelixis, Inc. ●	463
7	Hi-Technology Pharmacal Co., Inc. ●	155
19	Impax Laboratories, Inc. ●	442
119	Incyte Corp. ●	1,748
158	Inspire Pharmaceuticals, Inc. ●	624
78	Ironwood Pharmaceuticals, Inc. ●	840
12	Jazz Pharmaceuticals, Inc. ●	266
129	Medicines Co. ●	2,021
27	Medicis Pharmaceutical Corp. Class A	697
48	Nabi Biopharmaceuticals ●	270
12	Nektar Therapeutics ●	133
22	Neurocrine Biosciences, Inc. ●	159
4	NPS Pharmaceuticals, Inc. ●	41
8	Obagi Medical Products, Inc. ●	90
46	Onyx Pharmaceuticals, Inc. ●	1,609
43	PAREXEL International Corp. ●	986
71	PDL Biopharma, Inc.	351
42	Pharmasset, Inc. ●	2,026
21	Questcor Pharmaceuticals ●	317
79	Regeneron Pharmaceuticals, Inc. ●	2,651
82	Rigel Pharmaceuticals, Inc. ●	550
74	Salix Pharmaceuticals Ltd. ●	3,032
60	Santarus, Inc. ●	197
23	Sciclone Pharmaceuticals, Inc. ●	90
153	Seattle Genetics, Inc. ●	2,512
34	Spectrum Pharmaceuticals, Inc. ●	201
7	Targacept, Inc. ●	178
40	Vanda Pharmaceuticals, Inc. ●	321
28	ViroPharma, Inc. ●	456
		32,891
	Real Estate - 0.5%
51	Colonial Properties Trust	977
59	MFA Mortgage Investments, Inc.	479
		1,456
	Retailing - 5.4%
28	Big Lots, Inc. ●	903
6	Cato Corp.	137
44	Children's Place Retail Stores, Inc. ●	1,831
37	Citi Trends, Inc. ●	845
17	Collective Brands, Inc. ●	350
44	Core-Mark Holding Co., Inc. ●	1,472
40	DSW, Inc. ●	1,321
14	Express, Inc.	245
5	Genesco, Inc. ●	189
36	Joseph A. Bank Clothiers, Inc. ●	1,556
60	Nutri/System, Inc.	1,139
14	OfficeMax, Inc. ●	229
76	Overstock.com, Inc. ●	1,131
21	Pier 1 Imports, Inc. ●	198
3	Retail Ventures, Inc. ●	39
20	Sally Beauty Co., Inc. ●	269
21	Select Comfort Corp. ●	216
58	Shutterfly, Inc. ●	1,931
13	The Finish Line, Inc.	205
48	Ulta Salon, Cosmetics & Fragrances, Inc. ●	1,783
43	Wet Seal, Inc. Class A ●	146
10	Williams-Sonoma, Inc.	319
		16,454
	Semiconductors & Semiconductor Equipment - 5.3%
12	Advanced Energy Industries, Inc. ●	187
41	Amkor Technology, Inc. ●	332
23	Anadigics, Inc. ●	160
16	Applied Micro Circuits Corp. ●	155
9	ATMI, Inc. ●	192
27	Axcelis Technologies, Inc. ●	95
9	AXT, Inc. ●	98
18	Brooks Automation, Inc. ●	210
7	Cabot Microelectronics Corp. ●	322
57	Conexant Systems, Inc. ●	119
33	Energy Conversion Devices, Inc. ●	135
23	Entegris, Inc. ●	175
45	FSI International, Inc. ●	187
282	GT Solar International, Inc. ●	3,120
43	Integrated Device Technology, Inc. ●	275
12	Integrated Silicon Solution, Inc. ●	129
29	Lattice Semiconductor Corp. ●	182
15	Maxlinear, Inc. Class A ●	172
17	Micrel, Inc.	224
77	MIPS Technologies, Inc. Class A ●	950
32	OmniVision Technologies, Inc. ●	832
113	ON Semiconductor Corp. ●	1,251
207	RF Micro Devices, Inc. ●	1,388
20	Rudolph Technologies, Inc. ●	196
17	Sigma Designs, Inc. ●	230
20	Silicon Image, Inc. ●	138
113	Skyworks Solutions, Inc. ●	3,590
9	Spansion, Inc. Class A ●	185
9	Standard Microsystems Corp. ●	221
37	Tessera Technologies, Inc. ●	639

3

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.3% - (continued)
	Semiconductors & Semiconductor Equipment - 5.3% -
	(continued)
4	Veeco Instruments, Inc. ●	$152
		16,241
	Software & Services - 14.4%
3	ACI Worldwide, Inc. ●	88
6	Ancestry.com, Inc. ●	200
59	AsiaInfo-Linkage, Inc. ●	1,270
3	CACI International, Inc. Class A ●	161
75	Commvault Systems, Inc. ●	2,319
50	Constant Contact, Inc. ●	1,402
76	CSG Systems International, Inc. ●	1,485
76	Earthlink, Inc.	650
7	Ebix, Inc. ●	158
67	Envestnet, Inc. ●	953
9	Epicor Software Corp. ●	95
60	Informatica Corp. ●	2,770
4	Interactive Intelligence, Inc. ●	118
83	j2 Global Communications, Inc. ●	2,302
39	JDA Software Group, Inc. ●	1,186
46	Lawson Software, Inc. ●	431
12	Lender Processing Services	370
9	Loopnet, Inc. ●	89
49	Magma Design Automation, Inc. ●	266
9	Mercadolibre, Inc. ●	603
5	MicroStrategy, Inc. ●	489
58	ModusLink Global Solutions, Inc. ●	355
60	Net 1 UEPS Technologies, Inc. ●	696
1	Opentable, Inc. ●	72
1	Opnet Technologies, Inc.	39
35	Parametric Technology Corp. ●	774
42	Quest Software, Inc. ●	1,095
28	Rackspace Hosting, Inc. ●	935
13	Renaissance Learning, Inc.	137
44	RightNow Technologies, Inc. ●	1,136
4	Rosetta Stone, Inc. ●	81
159	Sapient Corp.	1,899
107	Solarwinds, Inc. ●	2,021
46	Solera Holdings, Inc.	2,402
29	Sourcefire, Inc. ●	709
5	SS&C Technologies Holdings, Inc. ●	83
57	SuccessFactors, Inc. ●	1,663
13	Take-Two Interactive Software, Inc. ●	166
22	Taleo Corp. Class A ●	645
30	Telenav, Inc. ●	317
111	Tibco Software, Inc. ●	2,438
32	TiVo, Inc. ●	311
10	Travelzoo, Inc. ●	451
6	Unisys Corp. ●	167
198	United Online, Inc.	1,398
24	Valueclick, Inc. ●	335
109	VeriFone Systems, Inc. ●	4,353
3	Websense, Inc. ●	52
49	Wright Express Corp. ●	2,333
		44,468
	Technology Hardware & Equipment - 6.7%
7	Acme Packet, Inc. ●	361
37	Arris Group, Inc. ●	456
55	Aruba Networks, Inc. ●	1,190
3	Blue Coat Systems, Inc. ●	81
13	Comtech Telecommunications Corp.	363
28	Cray, Inc. ●	207
8	Emulex Corp. ●	90
42	Interdigital, Inc.	2,008
3	Littelfuse, Inc.	159
10	Meru Networks, Inc. ●	174
38	Multi-Fineline Electronix, Inc. ●	1,101
18	Novatel Wireless, Inc. ●	133
79	Oplink Communications, Inc. ●	1,950
64	Plantronics, Inc.	2,270
41	Polycom, Inc. ●	1,815
175	Power-One, Inc. ●	1,874
42	QLogic Corp. ●	741
102	Riverbed Technology, Inc. ●	3,670
18	Sanmina-Sci Corp. ●	272
11	Silicon Graphics International ●	107
12	Synaptics, Inc. ●	353
38	Technitrol, Inc.	192
61	Xyratex Ltd. ●	817
		20,384
	Telecommunication Services - 0.9%
16	AboveNet, Inc.	935
6	Cbeyond, Inc. ●	91
20	Global Crossing Ltd. ●	269
21	Neutral Tandem, Inc. ●	320
19	NTELOS Holdings Corp.	383
21	TW Telecom, Inc. ●	352
23	USA Mobility, Inc.	400
38	Vonage Holdings Corp. ●	124
		2,874
	Transportation - 0.9%
11	Avis Budget Group, Inc. ●	145
7	Forward Air Corp.	198
23	Hawaiian Holdings, Inc. ●	169
31	Marten Transport Ltd.	667
14	Pacer International, Inc. ●	87
3	United Continental Holdings, Inc. ●	74
55	Werner Enterprises, Inc.	1,346
		2,686
	Utilities - 0.4%
38	UniSource Energy Corp.	1,346

	Total common stocks
	(cost $238,073)	$297,248

EXCHANGE TRADED FUNDS - 1.9%
	Other Investment Pools and Funds - 1.9%
66	iShares Russell 2000 Growth Index Fund	$5,706

	Total exchange traded funds (cost $5,274)	$5,706

	Total long-term investments (cost $243,347)	$302,954

4

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 1.6%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $593,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $605)
$593	0.22%, 01/31/2011		$593
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $2,131, collateralized by
	FHLMC 0.18% - 4.00%, 2012 - 2025,
	FNMA 3.50% - 6.00%, 2025 - 2039, value
	of $2,173)
2,131	0.22%, 01/31/2011		2,131
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $2,340,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $2,386)
2,340	0.22%, 01/31/2011		2,340
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $4, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $5)
4	0.20%, 01/31/2011		4
			5,068
	Total short-term investments
	(cost $5,068)		$5,068

	Total investments
	(cost $248,415) ▲	99.8%	$308,022
	Other assets and liabilities	0.2%	751
	Total net assets	100.0%	$308,773

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.5% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $249,780 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$65,834
Unrealized Depreciation	(7,592)
Net Unrealized Appreciation	$58,242

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

The Hartford SmallCap Growth Fund
Schedule of Investments – (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$297,248	$297,248	$–	$–
Exchange Traded Funds	5,706	5,706	–	–
Short-Term Investments	5,068	–	5,068	–
Total	$308,022	$302,954	$5,068	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

6

The Hartford Tax-Free National Fund (Effective on March 1, 2011, name changed to The Hartford Municipal Real Return Fund)
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 98.5%
	Alabama - 0.9%
	Huntsville, AL, GO (Prerefunded with State &
	Local Gov't Securities)
$1,855	5.25%, 05/01/2022 ‡	$2,001

	Alaska - 0.5%
	Alaska Municipal Bond Bank Auth GO
375	5.75%, 09/01/2033	381
	Anchorage, AK, GO
610	5.25%, 08/01/2028	635
		1,016
	Arizona - 4.0%
	Arizona Sundance Community Facilities Dist,
	Special Assess Rev #2
330	7.13%, 07/01/2027 ■	302
	Arizona Water Infrastructure FA Rev
1,500	5.00%, 10/01/2030	1,523
	Estrella Mountain, AZ, Ranch Community GO
265	6.20%, 07/15/2032	238
	Phoenix Arizona Civic Improvement Corp
2,000	5.00%, 07/01/2040	1,773
	Pima County, AZ, Charter Schools Proj
870	5.75%, 07/01/2016	860
	Pima County, AZ, Noah Webster Basic School
1,000	5.60%, 12/15/2019	958
	Salt River Proj Arizona Agricultural
3,000	5.00%, 01/01/2034	2,988
	Vistancia, AZ, Community Fac Dist GO
200	6.75%, 07/15/2022	204
		8,846
	California - 18.7%
	Aliso Viejo, CA, Community Facilities Dist
	Special Tax
500	6.00%, 09/01/2038	422
	Burbank, CA, FA Rev South San Fernando
	Redev Proj
350	5.50%, 12/01/2023	332
	California Educational Facilities Auth, Pitzer
	College
630	5.00%, 04/01/2030	565
	California Health Facilities FA, Catholic
	Healthcare West
250	5.25%, 07/01/2023	252
	California Health Facilities FA, Sutter Health
1,110	5.88%, 08/15/2031☼	1,103
	California Public Works Board, Dept of Health
	Services Richmond Lab
300	5.00%, 11/01/2030	256
	California Public Works Board, Dept of
	Mental Health Patton
200	5.38%, 04/01/2028	185
	California State Dept of Water Resource
	Supply Rev
2,500	5.00%, 05/01/2019 - 05/01/2022	2,742
	California State GO
3,515	6.50%, 04/01/2033	3,720
	California State Public Works Board,
	Correctional Facilities Improvement
500	6.00%, 03/01/2035	488
	California State Public Works Board, State
	University Trustees
170	6.13%, 04/01/2029	175
2,000	6.25%, 04/01/2034	2,036
	California State Public Works Board, Various
	Capital Projects
1,000	6.38%, 11/01/2034	1,020
	California Statewide Community DA,
	California Baptist University
1,000	5.50%, 11/01/2038	811
	California Statewide Community DA, CHF-
	Irvine, LLC
700	5.75%, 05/15/2032	650
	California Statewide Community DA, Health
	Services Rev
250	6.00%, 10/01/2023	259
	California Statewide Community DA, Thomas
	Jefferson School of Law
500	7.25%, 10/01/2032	494
	California Statewide Community DA,
	Windrush School
250	5.50%, 07/01/2037	190
	Capistrano, CA, USD Community Fac Dist
	Special Tax #90-2 Talega (Prerefunded with
	State & Local Gov't Securities)
250	5.90%, 09/01/2020	282
	Chula Vista, CA, IDR Daily San Diego Gas
300	5.30%, 07/01/2021	319
	Contra Costa County, CA, Public FA Tax
	Allocation
70	5.63%, 08/01/2033	59
	El Dorado County, CA, Irrigation Dist
300	5.38%, 08/01/2024	312
	Fontana, CA, Redev Agency Tax Allocation
	Ref, Jurupa Hills Redev Proj
400	5.50%, 10/01/2027	371
	Huntington Park, CA, Public FA Rev Ref
400	5.25%, 09/01/2019	431
	Indio, CA, Public Improvement Act Special
	Assessment #2002-3 GO
95	6.35%, 09/02/2027	93
	Kern County, CA, Tobacco Securitization
	Agency
915	6.00%, 06/01/2029	859
	Lake Tahoe USD
8,000	6.38%, 08/01/2045 ○	1,727
	Lathrop, CA, FA Rev Water Supply Proj
1,000	6.00%, 06/01/2035	881
	Los Alamitos, CA, University GO
500	5.50%, 08/01/2033	505
	Los Angeles Wastewater System Rev
2,000	5.00%, 06/01/2022	2,111
	Madera, CA, Redev Agency Tax Rev
750	5.25%, 09/01/2030	631
	Modesto, CA, Irrigation Dist
500	5.50%, 07/01/2035	484
	Morongo Band of Mission Indians Enterprise
	Rev
1,655	6.50%, 03/01/2028 ■	1,531

The Hartford Tax-Free National Fund (Effective on March 1, 2011, name changed to The Hartford Municipal Real Return Fund)
Schedule of Investments – (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 98.5% - (continued)
	California - 18.7% - (continued)
	Palm Springs, CA, Community Redev Agency
$535	5.50%, 09/01/2023	$521
	Port of Oakland, CA, Transportation FA
2,540	5.75%, 11/01/2022	2,540
	San Bernardino, CA, Community College Dist
	GO
500	6.38%, 08/01/2026	553
	San Diego, CA, Public Fac FA Water Rev
500	5.25%, 08/01/2038	495
	San Diego, CA, Redev Agency Tax
	Allocation, North Park Redev Proj
175	5.30%, 09/01/2016	175
	San Diego, CA, Redev Agency, Centre City
	Sub Pkg
200	5.25%, 09/01/2026	176
	San Francisco City & County Airports
	Commission
1,000	5.00%, 05/01/2040	884
	San Francisco City & County, CA, Redev
	Agency
1,120	6.50%, 08/01/2032	1,121
	Santa Cruz County, CA, Redev Agency
665	6.63%, 09/01/2029	680
	Santa Margarita, CA, Water Dist Special Tax
	Community Fac Dist (Prerefunded with
	State & Local Gov't Securities)
200	6.00%, 09/01/2030	225
	Southern California Public Power Auth
500	5.00%, 07/01/2023	516
	Temecula, CA, Redev Agency Tax Allocation
	Rev
250	5.63%, 12/15/2038	203
	Torrance, CA, USD GO
1,500	5.50%, 08/01/2025	1,578
	Tuolumne Wind Proj Auth Rev
1,000	5.88%, 01/01/2029	1,041
	Ventura County, CA, Certificates of
	Participation
1,250	5.63%, 08/15/2027	1,278
	Washington Township, CA, Health Care Dist
	Rev
500	5.00%, 07/01/2037	405
1,000	6.00%, 07/01/2029	995
		39,682
	Colorado - 2.1%
	Adams County, CO, Certificates of
	Participation Correctional Facilities
	Improvement
1,000	5.13%, 12/01/2029	993
	Colorado Educational & Cultural Facilities
	Auth, Charter School Banning Lewis
975	6.13%, 12/15/2035 ■	835
	Denver, CO, Rendezvous Residential Metro
	Dist GO
600	5.38%, 12/01/2021	474
	Reata, CO, North Metro Dist GO
1,000	5.50%, 12/01/2032 ⌂	655
	Regional Transportation Dist
1,000	6.00%, 01/15/2034	915
	University of Colorado Enterprise Rev
600	5.75%, 06/01/2028	637
		4,509
	Delaware - 0.8%
	Delaware Transportation Auth
1,180	5.00%, 07/01/2025	1,238
	New Castle County, DE, DA GO
500	5.00%, 07/15/2033	508
		1,746
	District of Columbia - 3.1%
	District of Columbia University Rev
3,000	5.25%, 04/01/2034	3,059
	Washington, DC, Metropolitan Airport Auth
2,500	5.50%, 10/01/2027	2,502
	Washington, DC, Metropolitan Area Transit
1,000	5.13%, 07/01/2032	1,000
		6,561
	Florida - 6.2%
	Clearwater Water and Sewer Rev
2,500	5.25%, 12/01/2039	2,478
	Colonial Country Club Community
	Development Dist, Capital Improvement
	Rev
465	6.40%, 05/01/2033	461
	Florida Village Community Development
885	6.50%, 05/01/2033	899
	Florida Village Community Development Dist
	No 8
1,090	6.38%, 05/01/2038	1,037
	Jacksonville, FL, Econ Development
	Community Health Care Fac
3,000	6.25%, 09/01/2027	2,724
	Miami-Dade County, FL, Educational
	Facilities Auth
2,000	5.75%, 04/01/2028	2,036
	Palm Beach County, FL, Health FA Rev
	Waterford Proj
3,300	5.75%, 11/15/2026	3,024
	River Bend Community Development Dist,
	Capital Improvement Rev
900	0.00%, 11/01/2015 ⌂●	378
		13,037
	Georgia - 4.3%
	Atlanta Airport Passenger Facilities Charge
	Rev
2,000	5.00%, 01/01/2023	2,007
	Atlanta Water & Wastewater Rev
1,500	6.00%, 11/01/2022	1,642
	Dekalb, Newton & Gwinett County, GA, Joint
	Development Proj
1,000	6.00%, 07/01/2034	1,054
	Fulton County, GA, School Dist GO
1,105	5.38%, 01/01/2018	1,282
	Fulton County, GA, Water & Sewer Rev FGIC
	Part (Prerefunded with State & Local Gov't
	Securities)
1,160	6.38%, 01/01/2014	1,269
	Georgia Municipal Electric Auth, Power Rev
945	6.50%, 01/01/2017	1,086

The Hartford Tax-Free National Fund (Effective on March 1, 2011, name changed to The Hartford Municipal Real Return Fund)
Schedule of Investments – (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 98.5% - (continued)
	Georgia - 4.3% - (continued)
	Georgia Municipal Electric Auth, Power Rev
	(Prerefunded with US Gov't Securities)
$55	6.50%, 01/01/2017	$63
	Marietta, GA, DA Life University Inc Proj
1,000	7.00%, 06/15/2030	927
		9,330
	Idaho - 0.8%
	Idaho Board Bank Auth
1,470	5.63%, 09/15/2026	1,594

	Illinois - 3.4%
	Hampshire, IL, Special Service Area #13,
	Tuscany Woods Proj
1,800	5.75%, 03/01/2037 ⌂	935
	Huntley, IL, Special Service Area #9
1,500	5.10%, 03/01/2028	1,455
	Illinois Education Facilities Auth, Augustana
	College, Ser A
1,000	5.70%, 10/01/2032	990
	Illinois FA, Edward Hospital Rev
310	6.25%, 02/01/2033	311
	Round Lake, IL, Special Tax Rev
955	4.70%, 03/01/2033	864
	Round Lake, IL, Special Tax Rev (Prerefunded
	with State & Local Gov't Securities)
494	6.70%, 03/01/2033	553
	Springfield, IL, Water Rev
500	5.25%, 03/01/2026	521
	Wauconda, IL, Special Service Area #1
	Special Tax Liberty Lakes Proj
1,000	6.63%, 03/01/2033	898
	Yorkville, IL, United City Special Service
	Area Tax Raintree Village Proj
929	6.88%, 03/01/2033	895
		7,422
	Indiana - 1.7%
	Indiana FA, Deaconess Hospital Rev
2,000	6.75%, 03/01/2035	2,042
	Indiana Municipal Power Agency
500	5.75%, 01/01/2034	504
	University of Southern Indiana
1,070	5.00%, 10/01/2022 - 10/01/2023	1,105
		3,651
	Louisiana - 1.8%
	Louisiana Public Facilities Auth, Franciscan
	Missionaries
2,500	6.75%, 07/01/2039	2,586
	Louisiana Public Facilities Auth, Oschner
	Clinic Foundation Proj (Prerefunded with
	US Gov't Securities)
500	5.50%, 05/15/2027	541
	Louisiana Public Facilities Auth, Susla Fac,
	Inc
1,000	5.75%, 07/01/2039 ⌂	653
		3,780
	Michigan - 2.9%
	Detroit, MI, Water Supply System Ref Rev
	FGIC
1,750	6.50%, 07/01/2015	1,935
	Grand Valley State University
1,500	5.50%, 12/01/2027	1,528
	Michigan Hospital FA, Rev Ref Henry Ford
	Health System (Prerefunded with State &
	Local Gov't Securities)
500	5.63%, 03/01/2017	548
	Michigan Public Educational FA Rev, Limited
	Obligation Landmark Academy
695	7.00%, 12/01/2039	676
	Michigan State Hospital FA Rev, Trinity
	Health Corporation
1,500	5.38%, 12/01/2030	1,422
		6,109
	Minnesota - 4.9%
	Baytown Township, MN
250	7.00%, 08/01/2038	233
	Chaska, MN, Electric Rev Ref Generating Fac
500	5.00%, 10/01/2030	492
	Falcon Heights, MN, Lease Rev
225	6.00%, 11/01/2037	177
	Illinois FA Rev, Roosevelt University Proj
2,000	5.75%, 04/01/2024	1,953
	Minneapolis, MN, Parking Assessment GO
250	5.00%, 12/01/2020	264
	Minnesota Agricultural Society, State Fair Rev
500	5.13%, 09/15/2023	506
	Ramsey, MN, Lease Rev Pact Charter School
	Proj
750	6.50%, 12/01/2022	713
	Rosemount, MN, ISD #196 GO MBIA
1,950	5.70%, 04/01/2015 ○	1,713
	St Paul, MN, Housing & Redev Auth, Achieve
	Language Academy
800	6.75%, 12/01/2022	773
	St Paul, MN, Housing & Redev Auth, Hmong
	Academy Proj
1,000	6.00%, 09/01/2036	808
	St Paul, MN, Housing & Redev Auth, Hope
	Community Academy Proj
450	6.25%, 12/01/2019	413
	St Paul, MN, Housing & Redev Auth, Lease
	Rev
860	6.00%, 12/01/2018	789
	St Paul, MN, PA Lease Rev
500	5.00%, 12/01/2019	521
	University of Minnesota (Prerefunded with
	State & Local Gov't Securities)
1,000	5.75%, 07/01/2018	1,188
		10,543
	Missouri - 0.9%
	Branson Hills, MO, Infrastructure Fac
650	5.50%, 04/01/2027	496
	Lees Summit, MO, IDA Kensington Farms
	Improvement Proj
1,000	5.75%, 03/01/2029	780
	Stone Canyon, MO, Community Improvement
	Proj
1,000	5.75%, 04/01/2027	731
		2,007

The Hartford Tax-Free National Fund (Effective on March 1, 2011, name changed to The Hartford Municipal Real Return Fund)
Schedule of Investments – (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 98.5% - (continued)
	Nevada - 0.4%
	Clark County, NV, Airport Rev
$1,000	5.75%, 07/01/2042	$986

	New Jersey - 1.3%
	New Jersey Health Care Facilities FA,
	Hospital Asset Transformation
2,145	5.75%, 10/01/2031	2,219
	New Jersey Transportation Trust Fund Auth
2,500	6.05%, 12/15/2029 ○	734
		2,953
	New Mexico - 1.3%
	Cabezon, NM, Public Improvement Dist
565	5.20%, 09/01/2015	532
	New Mexico FA
2,000	5.00%, 06/15/2023 - 06/15/2024	2,159
		2,691
	New York - 8.8%
	Erie County, NY, IDA Applied Tech Charter
	School Proj
800	6.75%, 06/01/2025	781
	Erie County, NY, IDA Global Concepts
	Charter School Proj
490	6.25%, 10/01/2037	400
	Nassau County, NY, IDA Continuing Care
	Retirement, Amsterdam at Harborside
1,500	6.50%, 01/01/2027	1,449
	New York City Health & Hospital Corp
500	5.50%, 02/15/2023	522
	New York Dorm Auth, Fordham University
	FGIC
80	5.00%, 07/01/2020	82
	New York Dorm Auth, Mount St Mary
	College
400	5.00%, 07/01/2027	387
	New York Dorm Auth, Rochester University
135	5.25%, 07/01/2022	140
	New York Dorm Auth, Upstate Community
	College
250	5.25%, 07/01/2021	264
	New York Energy Research & DA, Elec Fac
	Rev Adj Long Island Lighting Co Proj
250	5.30%, 08/01/2025	249
	New York Environmental Fac Corp
450	5.00%, 07/15/2026	462
	New York Metropolitan Transportation Auth
450	5.13%, 11/15/2031	431
3,000	5.25%, 11/15/2023	3,104
	New York State Dormitory Auth, Rev Non St
2,000	5.38%, 03/01/2029	2,018
	New York, NY, GO
1,000	6.25%, 10/15/2028	1,086
	New York, NY, GO (Prerefunded with US
	Gov't Securities)
45	5.75%, 03/01/2019	50
	New York, NY, IDA American Airlines JFK
	International Airport AMT
445	7.13%, 08/01/2011	446
1,400	8.00%, 08/01/2012	1,435
	New York, NY, IDA Civic Fac Rev, YMCA
	of Greater NY Proj
250	5.25%, 08/01/2021	250
	New York, NY, Transitional FA Future Tax
	Secured
410	5.00%, 08/01/2023	424
	New York, NY, Transitional FA Future Tax
	Secured (Prerefunded with US Gov't
	Securities)
40	5.00%, 08/01/2023	43
	Otsego County, NY, IDA Civic Fac Rev
	Hartwick College Proj
200	6.00%, 07/01/2011	200
	Rensselaer County, NY, Industrial
	Improvements
200	5.00%, 01/01/2036	185
	St Lawrence, NY, IDA Civic Fac Rev,
	Clarkson University Proj
450	5.00%, 07/01/2023	453
	Ulster County, NY, IDA Kingston Regional
	Senior Living Proj
4,475	6.00%, 09/15/2027	3,631
	Westchester County, NY, IDA Continuing
	Care Retirement, Kendal on Hudson Proj
500	6.38%, 01/01/2024	470
		18,962
	North Carolina - 0.4%
	Mecklenburg County, NC, Certificate of
	Participation School Improvements
795	5.00%, 02/01/2024	824

	Ohio - 1.3%
	Cuyahoga, OH, Community College
1,200	5.00%, 08/01/2027	1,207
	Hamilton, OH, School Dist Improvement GO
1,270	6.15%, 12/01/2016	1,524
		2,731
	Oklahoma - 0.5%
	Tulsa Airports Improvement Trust
1,000	5.38%, 06/01/2024	1,003

	Other U.S. Territories - 1.7%
	Guam Government, Limited Obligation Rev
565	5.75%, 12/01/2034	544
	Puerto Rico Housing FA
1,000	5.13%, 12/01/2027	1,009
	Puerto Rico Sales Tax Financing
1,500	5.50%, 08/01/2042	1,398
	University Virgin Islands
270	5.13%, 12/01/2022	271
225	5.25%, 12/01/2023 - 12/01/2024	225
		3,447
	Pennsylvania - 2.5%
	Pennsylvania State Higher Educational
	Facilities Auth Rev
2,145	5.75%, 07/01/2028	1,995
1,000	6.00%, 07/01/2043	916

The Hartford Tax-Free National Fund (Effective on March 1, 2011, name changed to The Hartford Municipal Real Return Fund)
Schedule of Investments – (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 98.5% - (continued)
	Pennsylvania - 2.5% - (continued)
	Pennsylvania Turnpike Commission,
	Sub-Ser C
$665	6.00%, 06/01/2028	$712
	Philadelphia, PA, Municipal Auth GO
750	6.38%, 04/01/2029	766
1,000	6.50%, 04/01/2034	1,013
		5,402
	Rhode Island - 1.0%
	Central Falls, RI, Detention Facility Corp
530	6.75%, 01/15/2013	523
	Rhode Island Tobacco Settlement Financing
	Corp
2,000	6.25%, 06/01/2042	1,754
		2,277
	South Carolina - 0.5%
	South Carolina State Public Service Auth Rev
1,000	5.00%, 01/01/2019	1,130

	South Dakota - 0.4%
	South Dakota Housing DA
910	6.13%, 05/01/2033	936

	Texas - 12.2%
	Corpus Christi, TX, ISD GO
1,525	5.00%, 08/15/2026	1,614
	Dallas Fort Worth, TX, International Airport
2,000	6.00%, 11/01/2028 - 11/01/2032	2,000
	Houston, TX, Airport System Rev
1,070	5.50%, 07/01/2034	1,075
1,500	6.75%, 07/01/2021	1,465
	Houston, TX, Utility Systems Rev
2,000	6.00%, 11/15/2036	2,133
	La Vernia, TX, Higher Education
2,000	6.38%, 08/15/2044	1,979
	Lower Colorado River Auth Rev
35	7.25%, 05/15/2037	38
	Lower Colorado River Auth Rev (Prerefunded
	with State & Local Gov't Securities)
1,965	7.25%, 05/15/2037	2,418
	Mc Lennan County, TX, Public Fac
2,000	6.63%, 06/01/2035	2,094
	North Texas Tollway Auth
3,000	6.00%, 01/01/2025	3,161
	Tarrant County Cultural Education Facilities
2,000	5.63%, 08/15/2035	1,919
	Tarrant County, TX, Cultural Education
	Facilities
1,000	6.25%, 11/15/2029	1,055
	Texas Private Activity Surface Transportation,
	NTE Mobility Partners
2,000	6.88%, 12/31/2039	2,006
	Travis County, TX, Health Fac, Querencia
	Barton Creek Project
1,000	5.65%, 11/15/2035	780
	Tyler, TX, ISD GO
2,000	5.00%, 02/15/2028	2,035
		25,772
	Virginia - 1.3%
	Peninsula, VA, Turn Center Community
	Dev DA
700	6.45%, 09/01/2037		638
	Virginia State Residential Auth
500	5.00%, 11/01/2024		540
	Virginia Tobacco Settlement Funding Corp
	(Prerefunded with US Gov't Securities)
1,455	5.50%, 06/01/2026		1,597
			2,775
	Washington - 5.4%
	Port of Seattle Rev
1,000	5.00%, 06/01/2030		996
	Washington State Health Care Facilities Auth,
	Providence Health Services
2,830	5.25%, 10/01/2039		2,575
	Washington State Health Care Facilities Auth,
	Seatle Childrens Hospital
2,500	5.63%, 10/01/2038		2,467
	Washington State Health Care Facilities Auth,
	Swedish Health Services
835	6.50%, 11/15/2033		867
	Washington State Health Care Facilities Auth,
	VA Mason Medical
2,400	6.13%, 08/15/2037		2,219
	Washington State Projects, FYI Properties
	Lease Rev
2,285	5.50%, 06/01/2034		2,270
			11,394
	Wisconsin - 1.0%
	Badger Tobacco Asset Securitization Corp of
	WI (Prerefunded with US Gov't Securities)
1,000	6.38%, 06/01/2032		1,074
	Wisconsin State General Fund GO
125	5.75%, 05/01/2033		131
865	6.00%, 05/01/2036		915
			2,120
	Wyoming - 1.5%
	Campbell County, WY, Solid Waste Facilities
3,000	5.75%, 07/15/2039		3,074

	Total municipal bonds
	(cost $214,307)		$210,311

	Total long-term investments
	(cost $214,307)		$210,311

SHORT-TERM INVESTMENTS - 1.8%
	Investment Pools and Funds - 1.8%
	State Street Bank Tax Free Money Market
3,827	Fund		$3,827

	Total short-term investments
	(cost $3,827)		$3,827

	Total investments
	(cost $218,134) ▲	100.3%	$214,138
	Other assets and liabilities	(0.3)%	(543)
	Total net assets	100.0%	$213,595

The Hartford Tax-Free National Fund (Effective on March 1, 2011, name changed to The Hartford Municipal Real Return Fund)
Schedule of Investments – (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $218,134 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,738
Unrealized Depreciation	(9,734)
Net Unrealized Depreciation	$(3,996)

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $2,668, which represents 1.25% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at January 31, 2011 was $1,091.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2007	$1,800	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj, 5.75%, 03/01/2037	$1,800
07/2007	$1,000	Louisiana Public Facilities Auth, Susla Fac, Inc, 5.75%, 07/01/2039 - 144A	1,005
04/2007	$1,000	Reata, CO, North Metro Dist GO, 5.50%, 12/01/2032 - 144A	1,000
11/2007	$900	River Bend Community Development Dist, Capital Improvement Rev, 0.00%, 11/01/2015	900

The aggregate value of these securities at January 31, 2011, was $2,621, which represents 1.23% of total net assets.

AMT	–	Alternative Minimum Tax
DA	–	Development Authority
FA	–	Finance Authority
FGIC	–	Financial Guaranty Insurance Company
GO	–	General Obligations
IDA	–	Industrial Development Authority Bond
IDR	–	Industrial Development Revenue Bond
ISD	–	Independent School District
MBIA	–	Municipal Bond Insurance Association
PA	–	Port Authority
USD	–	United School District

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

The Hartford Tax-Free National Fund (Effective on March 1, 2011, name changed to The Hartford Municipal Real Return Fund)
Schedule of Investments – (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Industry
as of January 31, 2011

Percentage of
Industry	Net Assets
Airport Revenues	7.8%
General Obligations	9.7
Health Care/Services	16.7
Higher Education (Univ., Dorms, etc.)	17.8
Housing (HFA'S, etc.)	2.0
Industrial	0.1
Miscellaneous	6.8
Prerefunded	5.5
Special Tax Assessment	5.2
Tax Allocation	5.1
Transportation	8.0
Utilities - Electric	5.7
Utilities - Water and Sewer	8.1
Short-Term Investments	1.8
Other Assets and Liabilities	(0.3)
Total	100.0%

Distribution by Credit Quality
as of January 31, 2011

Percentage of
Credit Rating *	Net Assets
Aaa / AAA	4.1%
Aa / AA	33.0
A	30.2
Baa / BBB	14.5
Ba / BB	0.7
B	0.2
Caa / CCC or Lower	1.4
Unrated	14.4
Cash	1.8
Other Assets & Liabilities	(0.3)
Total	100.0%

*
Does not apply to the fund itself. Based upon Moody’s and S&P long-term credit ratings for the fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Municipal Bonds	$210,311	$–	$210,311	$–
Short-Term Investments	3,827	3,827	–	–
Total	$214,138	$3,827	$210,311	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Hartford Value Opportunities Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5%
	Banks - 6.2%
94	BB&T Corp.	$2,598
217	Wells Fargo & Co.	7,029
		9,627
	Capital Goods - 6.3%
76	Barnes Group, Inc.	1,500
157	Changsha Zoomlion Heavy Industry Science
	and Technology Co., Ltd. ●	361
14	General Dynamics Corp.	1,063
54	General Electric Co.	1,084
12	L-3 Communications Holdings, Inc.	939
14	Lockheed Martin Corp.	1,146
30	Moog, Inc. Class A ●	1,285
49	Pentair, Inc.	1,759
25	Terex Corp. ●	814
		9,951
	Consumer Services - 2.6%
30	Apollo Group, Inc. Class A ●	1,226
36	DeVry, Inc.	1,876
291	Thomas Cook Group plc	889
		3,991
	Diversified Financials - 11.3%
14	Ameriprise Financial, Inc.	875
335	Bank of America Corp.	4,600
33	Bank of New York Mellon Corp.	1,028
10	BlackRock, Inc.	1,881
41	JP Morgan Chase & Co.	1,829
68	Oaktree Capital ■●	2,584
74	Solar Cayman Ltd. ⌂●†	29
119	TD Ameritrade Holding Corp.	2,430
85	UBS AG	1,519
48	UBS AG ADR	869
		17,644
	Energy - 13.4%
7	Apache Corp.	859
35	Cabot Oil & Gas Corp.	1,465
31	Canadian Natural Resources Ltd. ADR	1,367
30	Chevron Corp.	2,838
70	Cobalt International Energy ●	942
30	Consol Energy, Inc.	1,496
29	Frontline Ltd.	756
–	Inpex Corp.	1,542
36	Noble Corp.	1,358
21	Overseas Shipholding Group, Inc.	705
55	SBM Offshore N.V.	1,304
69	Southwestern Energy Co. ●	2,714
84	Statoilhydro ASA ADR	2,056
96	Tsakos Energy Navigation Ltd.	892
28	Weatherford International Ltd. ●	666
		20,960
	Food, Beverage & Tobacco - 8.6%
43	Adecoagro S.A. ●	546
94	Archer Daniels Midland Co.	3,074
978	China Agri-Industries Holdings	1,054
58	GrainCorp Ltd.	435
–	Japan Tobacco, Inc.	1,023
51	Kraft Foods, Inc.	1,565
109	Maple Leaf Foods, Inc.	1,250
71	Molson Coors Brewing Co.	3,332
27	Sanderson Farms, Inc.	1,114
		13,393
	Health Care Equipment & Services - 4.2%
40	CIGNA Corp.	1,664
41	Covidien plc	1,922
57	Medtronic, Inc.	2,200
22	UnitedHealth Group, Inc.	891
		6,677
	Insurance - 10.6%
39	ACE Ltd.	2,429
32	Everest Re Group Ltd.	2,697
130	Fidelity National Financial, Inc.	1,742
41	Principal Financial Group, Inc.	1,353
66	Reinsurance Group of America, Inc.	3,822
157	Unum Group	3,923
2	White Mountains Insurance Group Ltd.	692
		16,658
	Materials - 5.2%
76	CRH plc	1,644
20	HeidelbergCement AG	1,282
47	Methanex Corp. ADR	1,276
24	Monsanto Co.	1,790
37	Owens-Illinois, Inc. ●	1,094
23	Vulcan Materials Co.	992
		8,078
	Media - 1.6%
71	Comcast Corp. Class A	1,604
44	Comcast Corp. Special Class A	950
		2,554
	Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
24	Almirall S.A.	278
45	Amgen, Inc. ●	2,468
211	Avanir Pharmaceuticals ●	853
68	Gilead Sciences, Inc. ●	2,602
180	Pfizer, Inc.	3,276
15	Roche Holding AG	2,273
		11,750
	Real Estate - 0.6%
24	Plum Creek Timber Co., Inc.	1,005

	Retailing - 3.4%
46	Kohl's Corp. ●	2,341
74	Lowe's Co., Inc.	1,825
19	Target Corp.	1,053
		5,219
	Software & Services - 5.0%
29	CACI International, Inc. Class A ●	1,598
75	Microsoft Corp.	2,082
35	Paychex, Inc.	1,113
149	Western Union Co.	3,020
		7,813
	Technology Hardware & Equipment - 5.8%
29	Arrow Electronics, Inc. ●	1,111
26	Avnet, Inc. ●	941
118	Cisco Systems, Inc. ●	2,498
102	Corning, Inc.	2,256

1

The Hartford Value Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Technology Hardware & Equipment - 5.8% - (continued)
291	Flextronics International Ltd. ●		$2,323
			9,129
	Telecommunication Services - 1.1%
385	Sprint Nextel Corp. ●		1,739

	Transportation - 1.7%
194	Toll Holdings Ltd.		1,138
20	United Parcel Service, Inc. Class B		1,440
			2,578
	Utilities - 3.4%
49	Entergy Corp.		3,507
82	N.V. Energy, Inc.		1,171
27	PPL Corp.		707
			5,385
	Total common stocks
	(cost $137,843)		$154,151

	Total long-term investments
	(cost $137,843)		$154,151

SHORT-TERM INVESTMENTS - 2.0%
	Repurchase Agreements - 2.0%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $373,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $380)
$373	0.22%, 01/31/2011		$373
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $1,339, collateralized by
	FHLMC 0.18% - 4.00%, 2012 - 2025,
	FNMA 3.50% - 6.00%, 2025 - 2039, value
	of $1,366)
1,339	0.22%, 01/31/2011		1,339
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $1,471,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $1,500)
1,471	0.22%, 01/31/2011		1,471
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $3, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $3)
3	0.20%, 01/31/2011		3
			3,186
	Total short-term investments
	(cost $3,186)		$3,186

	Total investments
	(cost $141,029) ▲	100.5%	$157,337
	Other assets and liabilities	(0.5)%	(716)
	Total net assets	100.0%	$156,621

2

The Hartford Value Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.3% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $142,508 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$19,779
Unrealized Depreciation	(4,950)
Net Unrealized Appreciation	$14,829

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervisionof the Fund's Board of Directors at January 31, 2011, was $29, which represents 0.02% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $2,584, which represents 1.65% of total net assets.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2007	74	Solar Cayman Ltd. - 144A	$55

The aggregate value of these securities at January 31, 2011, was $29, which represents 0.02% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Canadian Dollar	Brown Brothers Harriman	Buy	$153	$153	02/03/2011	$–
Euro	State Street Global Markets LLC	Buy	26	26	02/02/2011	–
Japanese Yen	Banc of America Securities	Sell	1,630	1,599	03/16/2011	(31)
						$(31)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Value Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Banks	$9,627	$9,627	$–	$–
Capital Goods	9,951	9,951	–	–
Consumer Services	3,991	3,102	889	–
Diversified Financials	17,644	13,512	1,519	2,613
Energy	20,960	18,114	2,846	–
Food, Beverage & Tobacco	13,393	10,881	2,512	–
Health Care Equipment & Services	6,677	6,677	–	–
Insurance	16,658	16,658	–	–
Materials	8,078	5,152	2,926	–
Media	2,554	2,554	–	–
Pharmaceuticals, Biotechnology & Life Sciences	11,750	9,199	2,551	–
Real Estate	1,005	1,005	–	–
Retailing	5,219	5,219	–	–
Software & Services	7,813	7,813	–	–
Technology Hardware & Equipment	9,129	9,129	–	–
Telecommunication Services	1,739	1,739	–	–
Transportation	2,578	1,440	1,138	–
Utilities	5,385	5,385	–	–
Total	154,151	137,157	14,381	2,613
Short-Term Investments	3,186	–	3,186	–
Total	$157,337	$137,157	$17,567	$2,613
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts*	31	–	31	–
Total	$31	$–	$31	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

*
Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2011
Assets:
Common Stocks	$2,409	$—	$204	*	$—	$—	$—	$—	$—	$2,613
Total	$2,409	$—	$204		$—	$—	$—	$—	$—	$2,613

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $204.

4

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: March 22, 2011	By: /s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 22, 2011	By: /s/ James E. Davey
James E. Davey
Its: President

Date: March 22, 2011	By: /s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer